Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3,318	$ 3,211	$ 3,102
Interest cost	18,244	19,061	20,058
Expected return on plan assets	(21,263)	(20,562)	(19,729)
Plan amendment	0	0
Amortization of unrecognized prior service credits	(172)	(172)	(172)
Amortization of unrecognized net loss	19,423	13,990	6,862
Total benefit	19,550	15,528	10,121
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	293	354	452
Interest cost	4,295	4,959	5,069
Plan amendment	797	0
Amortization of unrecognized net loss	362	687
Total benefit	$ 5,747	$ 6,000	$ 5,521